Note 7 - Long-term Debt and Notes Payable (Details Textual) - USD ($)		12 Months Ended
	Jul. 24, 2020	Oct. 31, 2024	Oct. 31, 2023	Jun. 27, 2024
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Loans Payable, Noncurrent		$ 2,570,791	$ 2,622,620
Long-Term Debt, Maturity, Year One		57,184
Long-Term Debt, Maturity, Year Two		2,570,791
Long-Term Debt, Maturity, Year Three		$ 8,321,782
Revolving Credit Facility [Member] | North Mill Capital LLC [Member]
Debt Instrument, Interest Rate, Effective Percentage	4.75%	9.50%	10.00%
Debt Instrument, Initial Term, Extension (Year)				2 years
Line of Credit Facility, Additional Capacity for Advances	$ 5,000,000	$ 7,000,000		$ 7,000,000
Line of Credit Facility, Percent of Eligible Accounts		85.00%
Line of Credit Facility, Percent of Eligible Inventory		35.00%
Line of Credit Facility, Maximum Percentage of Outstanding Eligible Accounts Loan Value		100.00%
Line of Credit Facility, Restricted Capacity for Advances		$ 1,150,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 18,000,000
Debt Instrument, Basis Spread on Variable Rate		1.50%
Debt Instrument, Term Extensions (Year)	1 year
Long-Term Line of Credit, Total		$ 8,300,000	$ 8,300,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 3,200,000	$ 2,600,000
Maximum [Member] | Revolving Credit Facility [Member] | North Mill Capital LLC [Member]
Debt Instrument, Interest Rate, Effective Percentage	6.00%
Virginia Real Estate Loan [Member]
Debt Instrument, Amortization Period (Month)		240 months
Debt Instrument, Interest Rate, Effective Percentage		8.00%	8.50%
Loans Payable, Noncurrent		$ 2,600,000	$ 2,700,000
Virginia Real Estate Loan [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage		8.50%	8.50%